united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	3/31

Date of reporting period:	09/30/18

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

DEAN FUNDS

Small Cap Value Fund
Mid Cap Value Fund

Semi-Annual Report

September 30, 2018

DEAN SMALL CAP VALUE FUND
Performance Summary (Unaudited)

Average Annual Total Returns* (for the periods ended September 30, 2018)
	Six Months	1 Year	5 Year	10 Year
Dean Small Cap Value Fund	3.42%	3.12%	7.97%	10.27%
Russell 2000 Value Index**	10.04%	9.33%	9.91%	9.52%
Russell 2000 Index**	11.61%	15.24%	11.07%	11.11%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated July 29, 2018, were 1.18% of the Fund’s average daily net assets. Additional information pertaining to the expense ratios as of September 30, 2018 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Dean Small Cap Value Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-888-899-8343.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**

The Russell 2000 and Russell 2000 Value Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. An individual cannot invest directly in the Index. However, an individual may be able to invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling 1-888-899-8343.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

DEAN MID CAP VALUE FUND
Performance Summary (Unaudited)

Average Annual Total Returns* (for the periods ended September 30, 2018)
	Six Months	1 Year	5 Year	10 Year
Dean Mid Cap Value Fund	6.49%	10.02%	10.55%	8.82%
Russell Midcap Value Index**	5.78%	8.81%	10.72%	11.29%
Russell Midcap Index**	7.96%	13.98%	11.65%	12.31%

Effective March 31, 2011, the Fund changed its investment strategies from Large Cap Value to Mid Cap Value and also changed its benchmarks from the Russell 1000 Value Index to the Russell Midcap Value and Russell Midcap Indices. Performance prior to March 31, 2011 reflects the Fund’s Large Cap Value investment strategies and, as a result, the Fund’s 10-year return may vary substantially from those of the Midcap indices.

Total annual operating expenses, as disclosed in the Fund’s prospectus dated July 29, 2018, were 1.53% of the Fund’s average daily net assets (1.10% after fee waivers/expense reimbursements by Dean Investment Associates, LLC (the “Adviser”)). The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers) do not exceed 1.10% of the Fund’s average daily net assets through July 31, 2019. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of recoupment. This expense limitation agreement may not be terminated prior to July 31, 2019, except by the Board of Trustees. Additional information pertaining to the expense ratios as of September 30, 2018 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Dean Mid Cap Value Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-888-899-8343.

DEAN MID CAP VALUE FUND
Performance Summary (Unaudited) (Continued)

*

Return figures reflect any change in price per share and assume the reinvestment of all distributions. Average annual total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower.

**

The Russell Midcap and Russell Midcap Value Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. An individual cannot invest directly in the Index. However, an individual may be able to invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling 1-888-899-8343.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

DEAN SMALL CAP VALUE FUND HOLDINGS – (Unaudited)

[1]	As a percent of total net assets.

The investment objective of the Dean Small Cap Value Fund is long-term capital appreciation and, secondarily, dividend income. Portfolio holdings are subject to change.

DEAN MID CAP VALUE FUND HOLDINGS – (Unaudited)

[1]	As a percent of total net assets.

The investment objective of the Dean Mid Cap Value Fund is long-term capital appreciation and, secondarily, dividend income. Portfolio holdings are subject to change.

Portfolio Holdings – (Unaudited)

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov.

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

COMMON STOCKS — 95.13%	Shares	Fair Value
Consumer Discretionary — 7.28%
Big Lots, Inc.	128,638	$5,375,782
Cooper-Standard Holdings, Inc.(a)	26,530	3,183,069
La-Z-Boy, Inc.	143,875	4,546,450
Taylor Morrison Home Corporation, Class A(a)	291,082	5,251,119
Tenneco, Inc.	151,475	6,383,157
ZAGG, Inc.(a)	128,910	1,901,423
		26,641,000
Consumer Staples — 10.27%
Cal-Maine Foods, Inc.	74,530	3,599,799
Darling Ingredients, Inc.(a)	278,390	5,378,495
Fresh Del Monte Produce, Inc.	111,644	3,783,615
Hostess Brands, Inc.(a)	661,954	7,327,831
John B. Sanfilippo & Son, Inc.	50,027	3,570,927
Lancaster Colony Corporation	17,240	2,572,380
Sanderson Farms, Inc.	47,165	4,875,446
TreeHouse Foods, Inc.(a)	134,660	6,443,481
		37,551,974
Energy — 3.28%
RPC, Inc.	284,345	4,401,661
SRC Energy, Inc.(a)	469,735	4,175,944
U.S. Silica Holdings, Inc.	181,935	3,425,836
		12,003,441
Financials — 26.05%
Apollo Commercial Real Estate Finance, Inc.	414,308	7,817,992
Argo Group International Holdings Ltd.	105,298	6,639,039
Bank of Hawaii Corporation	51,995	4,102,925
Blackstone Mortgage Trust, Inc., Class A	224,840	7,534,388
Bryn Mawr Bank Corporation	78,672	3,689,717
CenterState Banks Corporation	199,540	5,597,097
Donnelley Financial Solutions, Inc.(a)	268,157	4,805,373
First Financial Bancorp	213,132	6,330,021
First Merchants Corporation	112,437	5,058,541
Granite Point Mortgage Trust, Inc.	296,695	5,720,280
Horace Mann Educators Corporation	88,895	3,991,386
LegacyTexas Financial Group, Inc.	84,420	3,596,292
Northwest Bancshares, Inc.	319,510	5,533,913
Renasant Corporation	82,942	3,418,040
Third Point Reinsurance Ltd.(a)	518,135	6,735,755

See accompanying notes which are an integral part of these financial statements.

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS – (continued)

September 30, 2018 (Unaudited)

COMMON STOCKS — 95.13% - continued	Shares	Fair Value
Financials — 26.05% - continued
Washington Federal, Inc.	249,325	$7,978,400
White Mountains Insurance Group Ltd.	7,190	6,728,905
		95,278,064
Health Care — 2.98%
LifePoint Health, Inc.(a)	83,600	5,383,840
Magellan Health, Inc.(a)	76,311	5,498,208
		10,882,048
Industrials — 17.02%
Argan, Inc.	119,150	5,123,450
Astec Industries, Inc.	93,310	4,703,757
Brady Corporation, Class A	39,795	1,741,031
Deluxe Corporation	130,270	7,417,574
Encore Wire Corporation	72,545	3,634,505
EnPro Industries, Inc.	54,205	3,953,171
Forward Air Corporation	42,240	3,028,608
Greenbrier Companies, Inc. (The)	47,880	2,877,588
Heartland Express, Inc.	236,665	4,669,400
Knoll, Inc.	203,470	4,771,372
Primoris Services Corporation	185,065	4,593,313
Regal Beloit Corporation	87,855	7,243,644
Valmont Industries, Inc.	33,980	4,706,231
WESCO International, Inc.(a)	61,285	3,765,963
		62,229,607
Information Technology — 9.14%
Benchmark Electronics, Inc.	217,470	5,088,798
Convergys Corporation	293,835	6,975,643
CSG Systems International, Inc.	167,441	6,721,082
InterDigital, Inc.	55,270	4,421,600
Methode Electronics, Inc.	113,905	4,123,361
Plexus Corporation(a)	104,150	6,093,816
		33,424,300
Materials — 4.10%
Innospec, Inc.	60,190	4,619,582
Silgan Holdings, Inc.	275,115	7,648,197
Stepan Company	31,375	2,729,939
		14,997,718

See accompanying notes which are an integral part of these financial statements.

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS – (continued)

September 30, 2018 (Unaudited)

COMMON STOCKS — 95.13% - continued	Shares	Fair Value
Real Estate — 7.76%
Americold Realty Trust	255,300	$6,387,606
Columbia Property Trust, Inc.	240,185	5,677,973
Equity Commonwealth(a)	208,140	6,679,213
PS Business Parks, Inc.	47,000	5,973,230
Sabra Health Care REIT, Inc.	158,520	3,664,982
		28,383,004
Utilities — 7.25%
ALLETE, Inc.	49,535	3,715,620
NorthWestern Corporation	147,745	8,666,722
PNM Resources, Inc.	215,095	8,485,497
Portland General Electric Company	124,060	5,658,377
		26,526,216
Total Common Stocks (Cost $347,893,462)		347,917,372

MONEY MARKET FUNDS — 5.11%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.99%(b)	18,670,190	18,670,190
Total Money Market Funds (Cost $18,670,190)		18,670,190
Total Investments — 100.24% (Cost $366,563,652)		$366,587,562
Liabilities in Excess of Other Assets — (0.24)%		(885,525)
NET ASSETS — 100.00%		$365,702,037

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2018.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.

DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

COMMON STOCKS — 97.78%	Shares	Fair Value
Consumer Discretionary — 10.52%
Aptiv plc	5,831	$489,221
Aramark	14,798	636,610
Genuine Parts Company	5,861	582,584
Gildan Activewear, Inc.	22,123	673,203
Interpublic Group of Companies, Inc. (The)	27,281	623,916
LKQ Corporation(a)	15,648	495,572
Nordstrom, Inc.	9,201	550,312
		4,051,418
Consumer Staples — 7.22%
Casey's General Stores, Inc.	5,011	646,970
Clorox Company (The)	3,516	528,842
Conagra Brands, Inc.	16,761	569,371
Ingredion, Inc.	4,952	519,762
J.M. Smucker Company (The)	5,011	514,179
		2,779,124
Energy — 6.94%
Centennial Resource Development, Inc., Class A(a)	29,478	644,094
Concho Resources, Inc.(a)	4,454	680,349
Energen Corporation(a)	9,787	843,346
Newfield Exploration Company(a)	17,552	506,024
		2,673,813
Financials — 15.53%
Ameriprise Financial, Inc.	4,688	692,230
Blackstone Mortgage Trust, Inc., Class A	17,054	571,480
Brown & Brown, Inc.	24,380	720,917
Citizens Financial Group, Inc.	12,688	489,376
Commerce Bancshares, Inc.	9,465	624,879
East West Bancorp, Inc.	8,322	502,399
M&T Bank Corporation	3,546	583,459
Reinsurance Group of America, Inc.	3,868	559,158
Torchmark Corporation	6,476	561,404
W.R. Berkley Corporation	8,468	676,847
		5,982,149

See accompanying notes which are an integral part of these financial statements.

DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS – (continued)

September 30, 2018 (Unaudited)

COMMON STOCKS — 97.78% - continued	Shares	Fair Value
Health Care — 7.00%
Jazz Pharmaceuticals plc(a)	3,809	$640,407
Quest Diagnostics, Inc.	6,066	654,582
Universal Health Services, Inc., Class B	5,392	689,313
Zimmer Biomet Holdings, Inc.	5,421	712,699
		2,697,001
Industrials — 17.26%
Acuity Brands, Inc.	3,047	478,988
Comfort Systems USA, Inc.	10,139	571,840
Curtiss-Wright Corporation	4,513	620,176
Hexcel Corporation	9,758	654,274
Hubbell, Inc.	5,099	681,074
ITT, Inc.	10,578	648,007
Kansas City Southern	5,567	630,630
Parker-Hannifin Corporation	3,106	571,287
Republic Services, Inc.	8,351	606,784
Snap-on, Inc.	3,311	607,900
Xylem, Inc.	7,179	573,387
		6,644,347
Information Technology — 10.06%
Belden, Inc.	7,707	550,357
Conduent, Inc.(a)	26,372	593,897
Keysight Technologies, Inc.(a)	12,776	846,793
LogMeIn, Inc.	5,382	479,536
Science Applications International Corporation	7,326	590,476
Synopsys, Inc.(a)	8,234	811,955
		3,873,014
Materials — 6.09%
Bemis Company, Inc.	14,300	694,980
Eastman Chemical Company	5,773	552,592
FMC Corporation	5,187	452,203
International Flavors & Fragrances, Inc.	4,630	644,125
		2,343,900
Real Estate — 7.85%
Equity LifeStyle Properties, Inc.	9,465	912,899
Essex Property Trust, Inc.	2,784	686,841
Healthcare Trust of America, Inc., Class A	24,438	651,761
Vornado Realty Trust	10,578	772,194
		3,023,695

See accompanying notes which are an integral part of these financial statements.

DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS – (continued)

September 30, 2018 (Unaudited)

COMMON STOCKS — 97.78% - continued	Shares	Fair Value
Utilities — 9.31%
Ameren Corporation	13,274	$839,183
Atmos Energy Corporation	8,029	754,003
CMS Energy Corporation	13,157	644,693
Pinnacle West Capital Corporation	7,853	621,801
Xcel Energy, Inc.	15,413	727,647
		3,587,327
Total Common Stocks (Cost $30,564,657)		37,655,788

MONEY MARKET FUNDS — 3.36%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.99%(b)	1,295,247	1,295,247
Total Money Market Funds (Cost $1,295,247)		1,295,247
Total Investments — 101.14% (Cost $31,859,904)		38,951,035
Liabilities in Excess of Other Assets — (1.14)%		(437,775)
NET ASSETS — 100.00%		$38,513,260

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2018.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2018 (Unaudited)

	Dean Small Cap Value Fund	Dean Mid Cap Value Fund
Assets
Investments in securities at value (cost $366,563,652 and $31,859,904)	$366,587,562	$38,951,035
Receivable for fund shares sold	421,326	27,365
Dividends receivable	579,431	57,615
Prepaid expenses	31,147	16,736
Total Assets	367,619,466	39,052,751
Liabilities
Payable for investments purchased	1,386,811	480,552
Payable for fund shares redeemed	164,305	22,710
Payable to Adviser	274,214	21,482
Payable to Administrator	34,358	4,625
Other accrued expenses	57,741	10,122
Total Liabilities	1,917,429	539,491
Net Assets	$365,702,037	$38,513,260
Net Assets consist of:
Paid-in capital	$340,455,148	$29,536,312
Accumulated earnings	25,246,889	8,976,948
Net Assets	$365,702,037	$38,513,260
Shares outstanding (unlimited number of shares authorized, no par value)	24,170,265	1,819,907
Net asset value, offering and redemption price per share	$15.13	$21.16

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
STATEMENTS OF OPERATIONS

For the six months ended September 30, 2018 (Unaudited)

	Dean Small Cap Value Fund	Dean Mid Cap Value Fund
Investment Income
Dividend income (net of foreign taxes withheld of $— and $719)	$3,901,223	$448,267
Total investment income	3,901,223	448,267
Expenses
Adviser	1,619,631	160,803
Administration	84,026	10,807
Transfer agent	61,000	6,000
Fund accounting	53,135	10,000
Report printing	30,000	1,968
Custodian	22,266	3,646
Registration	17,486	13,680
Legal	11,443	11,443
Audit and tax	8,600	8,600
Trustee	6,000	6,000
Insurance	4,786	2,130
Chief Compliance Officer	4,263	4,313
Pricing	961	872
Miscellaneous	91,967	9,934
Total expenses	2,015,564	250,196
Fees waived by Adviser	—	(40,526)
Fees reduced by Administrator	—	(13,000)
Net operating expenses	2,015,564	196,670
Net investment income	1,885,659	251,597

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	16,113,792	689,737
Net change in unrealized appreciation (depreciation) of investment securities	(6,460,392)	1,347,667
Net realized and change in unrealized gain on investments	9,653,400	2,037,404
Net increase in net assets resulting from operations	$11,539,059	$2,289,001

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Dean Small Cap Value Fund		Dean Mid Cap Value Fund
	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018(a)	For the Six Months Ended September 30, 2018 (Unaudited)	For the Year Ended March 31, 2018(b)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,885,659	$3,089,757	$251,597	$148,184
Net realized gain on investment securities transactions	16,113,792	11,451,243	689,737	1,189,549
Net change in unrealized appreciation (depreciation) of investment securities	(6,460,392)	(11,522,605)	1,347,667	794,112
Net increase in net assets resulting from operations	11,539,059	3,018,395	2,289,001	2,131,845
Distributions From:
Earnings	—	(47,881,637)	—	(839,312)
Total distributions	—	(47,881,637)	—	(839,312)
Capital Transactions
Proceeds from shares sold	63,178,527	191,223,325	3,304,362	7,875,636
Reinvestment of distributions	—	44,400,524	—	829,980
Amount paid for shares redeemed	(59,197,957)	(125,141,608)	(1,173,029)	(2,037,300)
Net increase in net assets resulting from capital transactions	3,980,570	110,482,241	2,131,333	6,668,316
Total Increase in Net Assets	15,519,629	65,618,999	4,420,334	7,960,849
Net Assets
Beginning of period	350,182,408	284,563,409	34,092,926	26,132,077
End of period	$365,702,037	$350,182,408	$38,513,260	$34,092,926
Share Transactions
Shares sold	4,161,794	11,890,066	162,383	396,936
Shares issued in reinvestment of distributions	—	2,987,922	—	40,966
Shares redeemed	(3,930,483)	(7,636,262)	(58,181)	(103,724)
Net increase in shares outstanding	231,311	7,241,726	104,202	334,178

(a)

For the year ended March 31, 2018, distributions from earnings consisted of $2,018,303 from net investment income and $45,863,334 from net realized gains. As of March 31, 2018, accumulated undistributed net investment income was $3,455,348.

(b)

For the year ended March 31, 2018, distributions from earnings consisted of $167,587 from net investment income and $671,725 from net realized gains. As of March 31, 2018, accumulated undistributed net investment income was $69,300.

See accompanying notes which are an integral part of these financial statements.

DEAN SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Six Months Ended September 30,		For the Years ended
	2018 (Unaudited)		March 31, 2018	March 31, 2017	March 31, 2016	March 31, 2015	March 31, 2014
Selected Per Share Data:
Net asset value, beginning of period	$14.63		$17.04	$14.32	$15.71	$15.96	$13.48
Investment operations:
Net investment income	0.08		0.12	0.19	0.11	0.07	0.06
Net realized and unrealized gain (loss)	0.42		0.19 (a)	3.20	(0.60)	1.00	2.96
Total from investment operations	0.50		0.31	3.39	(0.49)	1.07	3.02
Less distributions:
From net investment income	—		(0.11)	(0.18)	(0.03)	(0.09)	— (b)
From net realized gains	—		(2.61)	(0.49)	(0.87)	(1.23)	(0.54)
Total distributions	—		(2.72)	(0.67)	(0.90)	(1.32)	(0.54)
Net asset value, end of period	$15.13		$14.63	$17.04	$14.32	$15.71	$15.96

Total Return(c)	3.42	%(d)	1.59%	23.67%	(2.73)%	7.25%	22.57%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$365,702		$350,182	$284,563	$198,450	$142,872	$137,404
Ratio of net expenses to average net assets	1.12	%(e)	1.18%	1.15%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets before waiver or recoupment	1.12	%(e)	1.18%	1.15%	1.20%	1.22%	1.21%
Ratio of net investment income to average net assets	1.05	%(e)	0.97%	1.36%	0.96%	0.41%	0.44%
Portfolio turnover rate	43	%(d)	165%	154%	148%	128%	96%

(a)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(b)	Rounds to less than $0.005 per share.
(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

DEAN MID CAP VALUE FUND
FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Six Months Ended September 30,		For the Years ended
	2018 (Unaudited)		March 31, 2018	March 31, 2017	March 31, 2016	March 31, 2015	March 31, 2014
Selected Per Share Data:
Net asset value, beginning of period	$19.87		$18.92	$16.15	$15.83	$14.82	$12.31
Investment operations:
Net investment income	0.14		0.08	0.12	0.03	0.11	0.03
Net realized and unrealized gain	1.15		1.40	2.73	0.31	1.00	2.49
Total from investment operations	1.29		1.48	2.85	0.34	1.11	2.52
Less distributions:
From net investment income	—		(0.10)	(0.08)	(0.02)	(0.10)	(0.01)
From net realized gains	—		(0.43)	—	—	—	—
Total distributions	—		(0.53)	(0.08)	(0.02)	(0.10)	(0.01)
Net asset value, end of period	$21.16		$19.87	$18.92	$16.15	$15.83	$14.82

Total Return(a)	6.49	%(b)	7.79%	17.65%	2.17%	7.50%	20.46%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$38,513		$34,093	$26,132	$17,313	$16,437	$16,033
Ratio of net expenses to average net assets	1.10	%(c)	1.10%	1.10%	1.50%	1.50%	1.50%
Ratio of expenses to average net assets before waiver or recoupment	1.40	%(c)	1.53%	1.76%	1.91%	1.88%	2.01%
Ratio of net investment income to average net assets	1.41	%(c)	0.49%	0.75%	0.23%	0.66%	0.24%
Portfolio turnover rate	16	%(b)	52%	57%	39%	52%	43%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS

September 30, 2018 (Unaudited)

NOTE 1. ORGANIZATION

The Dean Small Cap Value Fund (the “Small Cap Fund”) and the Dean Mid Cap Value Fund (the “Mid Cap Fund”) (each a “Fund” and, collectively the “Funds”) were organized as diversified series of Unified Series Trust (the “Trust”) on November 13, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Funds are each a series of the Trust currently authorized by the Board. The investment adviser to each Fund is Dean Investment Associates, LLC (“Dean Investment Associates” or “Adviser”). In addition, the Adviser has retained Dean Capital Management, LLC (“DCM” or “Sub-Adviser”) to serve as sub-adviser to the Funds. DCM is an affiliate of the Adviser. The investment objective of each Fund is long-term capital appreciation and, secondarily, dividend income.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds have qualified and intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirement applicable to RICs and by distributing

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2018 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

As of and during the six months ended September 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determines to be fair and equitable. Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses not specifically allocated to a class are allocated to each class based on the net assets of that class in relation to the relative net assets of each Fund.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2018 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Each Fund intends to distribute substantially all of its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from the ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds. For the six months ended September 30, 2018, there were no material reclassifications.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2018 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, each Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2018 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

In accordance with the Trust’s valuation policies, the Adviser and/or Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser and/or Sub-Adviser would be the amount which the Funds might reasonably expect to receive for them upon their current sale.

Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used at September 30, 2018 in valuing the Funds’ investments:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Small Cap Fund
Assets
Common Stocks*	$347,917,372	$—	$—	$347,917,372
Money Market Funds	18,670,190	—	—	18,670,190
Total	$366,587,562	$—	$—	$366,587,562

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2018 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Mid Cap Fund
Assets
Common Stocks*	$37,655,788	$—	$—	$37,655,788
Money Market Funds	1,295,247	—	—	1,295,247
Total	$38,951,035	$—	$—	$38,951,035

*	Refer to the schedule of investments for sector classifications.

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund’s investments are managed by the Adviser pursuant to the terms of an advisory agreement with the Trust. The Adviser has hired the Sub-Adviser to manage the Funds’ assets on a day-to-day basis. The Sub-Adviser is paid by the Adviser. In accordance with the advisory agreement, the Adviser is entitled to a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of the average daily net assets of each Fund. For the six months ended September 30, 2018, the Adviser earned fees, before the waiver described below, of $1,619,631 and $160,803 from the Small Cap Fund and the Mid Cap Fund, respectively. At September 30, 2018, the Adviser was owed $274,214 from the Small Cap Fund and $21,482 from the Mid Cap Fund.

The Adviser contractually agreed to waive its management fee and/or to reimburse certain Fund operating expenses, but only to the extent necessary so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2018 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers, and other expenses that the Trustees agree have not been incurred in the ordinary course of the Funds’ business), do not exceed 1.25% of the Small Cap Fund’s average daily net assets and 1.10% of the Mid Cap Fund’s average daily net assets. The contractual agreement with respect to each Fund is in place through July 31, 2019. For the six months ended September 30, 2018, the Adviser waived fees of $40,526 for the Mid Cap Fund.

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of recoupment. As of September 30, 2018, the Adviser may seek repayment of investment advisory fees waived and expense reimbursements in the amount of $262,297 from the Mid Cap Fund no later than September 30, 2021.

The Trust retains Ultimus Asset Services, LLC (the “Administrator”), to provide the Funds with administration, fund accounting and transfer agent services, including all regulatory reporting. For the six months ended September 30, 2018, fees for administration, transfer agent, and fund accounting services, and the amounts due to the Administrator at September 30, 2018 were as follows:

	Small Cap Fund	Mid Cap Fund
Administration	$84,026	$10,807
Fund accounting	53,135	10,000
Transfer agent	61,000	6,000
Payable to Administrator	34,358	4,625

During the six months ended September 30, 2018, the Administrator agreed to discount the overall fees for the Mid Cap Fund in the amount of $13,000.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and all of the Trustees are “Independent

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2018 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Trustee of the Trust receives annual compensation of $1,850 per Fund from the Trust, except that the Independent Chairman of the Board and the Chairman of the Audit Committee each receives annual compensation of $2,300 per Fund from the Trust. Trustees also receive $1,000 for attending each special in-person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expense incurred in conjunction with attendance at meetings.

Certain officers of the Trust are employees of Ultimus Fund Solutions, LLC or Unified Financial Securities, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Funds’ shares. Both the Administrator and the Distributor operate as wholly owned subsidiaries of Ultimus Fund Solutions, LLC. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an employee of the Administrator or the Distributor, are not paid by the Trust for services to the Funds.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2018, purchases and sales of investment securities, other than short-term investments and U.S. government obligations, were as follows:

	Small Cap Fund	Mid Cap Fund
Purchases	$152,291,325	$8,125,556
Sales	146,975,813	5,345,137

There were no purchases or sales of long-term U.S. government obligations during the six months ended September 30, 2018.

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2018 (Unaudited)

NOTE 6. FEDERAL TAX INFORMATION

As of September 30, 2018, the unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Small Cap Fund	Mid Cap Fund
Gross unrealized appreciation	$15,829,373	$7,241,913
Gross unrealized depreciation	(16,845,175)	(153,118)
Net unrealized appreciation	$(1,015,802)	$7,088,795
Federal income tax cost	$367,603,364	$31,862,240

The tax character of distributions paid during the fiscal year ended March 31, 2018 was as follows:

	Small Cap Fund	Mid Cap Fund
Distributions paid from:
Ordinary income	$28,046,024	$167,587
Long-term capital gains	19,835,613	671,725
Total distributions paid	$47,881,637	$839,312

As of March 31, 2018, the components of distributable earnings (accumulated losses) on a tax basis are as follows:

	Small Cap Fund	Mid Cap Fund
Undistributed ordinary income	$4,594,900	$69,300
Undistributed long-term capital gains	3,619,340	875,838
Unrealized appreciation	5,493,590	5,742,809
	$13,707,830	$6,687,947

The difference between book basis and tax basis of unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2018 (Unaudited)

NOTE 7. COMMITMENTS AND CONTINGENCIES

The Funds indemnify their officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds entered into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since September 30, 2018, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the six month period, April 1, 2018 to September 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Expenses Paid During Period (1)	Annualized Expense Ratio
Small Cap Value Fund
Actual	$ 1,000.00	$ 1,034.20	$ 5.71	1.12%
Hypothetical (2)	$ 1,000.00	$ 1,019.45	$ 5.67	1.12%

Mid Cap Value Fund
Actual	$ 1,000.00	$ 1,064.90	$ 5.69	1.10%
Hypothetical (2)	$ 1,000.00	$ 1,019.55	$ 5.57	1.10%

(1)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(2)	Hypothetical assumes 5% annual return before expenses.

PRIVACY POLICY

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Funds Collects. The Funds collect the following nonpublic personal information about you:

●	Information the Funds receive from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

●	Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to service providers (such as the Funds’ custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Funds, through their transfer agent, have taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

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OTHER INFORMATION

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (888) 899-8343 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Funds at (888) 899-8343 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Daniel J. Condon

Gary E. Hippenstiel

Nancy V. Kelly

Stephen A. Little

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Treasurer and Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Dean Investment Associates LLC

3500 Pentagon Blvd., Suite 200

Beavercreek, Ohio. 45431

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus, which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC
Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	11/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	11/21/2018

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	11/21/2018